Debt - Schedule of Contractual Future Minimum Payments for the PPP Loan (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Contractual Future Minimum Payments For The Ppp Loan Abstract
2025	$ 145,000	$ 1,231
2026		145
Total	$ 1,390,000	$ 1,376